Other gains, net	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other gains, net
23.	Other gains, net

	2016	2017	2018
	RMB	RMB	RMB

Foreign currency exchange gains/(losses)	4,005	(1,721)	(22,103)
Gains on disposal of property, plant and equipment and intangible assets, net	22,993	16,430	47,309
Government grants	26,788	28,946	60,449
Other income from business cooperation arrangements with Yusheng	-	-	48,102
Gains from guarantee liabilities	-	-	2,462
VAT refund	-	-	71,505
Others	17,195	(12,079)	(26,610)

	70,981	31,576	181,114

The Group adopted ASC 606, from January 1, 2018, using the modified retrospective method. In accordance with ASC 606, VAT was presented on a net basis instead of on a gross basis under ASC 605, and VAT refund was recorded as other gains, net instead of revenue in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2018.